Interest expense and similar charges (Tables)	12 Months Ended
Dec. 31, 2022
Interest Expense And Similar Charges
Schedule of breakdown of the main items of interest and similar charges accrued
Thousand of reais	2022	2021	2020

Credit institutions deposits	6,736,736	4,712,388	4,327,276
Customer deposits	38,508,954	13,187,967	7,504,276
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	6,951,908	4,536,849	2,785,942
Debt Instruments Eligible to Compose Capital (note 19)	863,394	902,398	909,393
Pension Plans (note 21)	176,224	237,024	293,653
Other interest (1)	14,484,725	3,092,216	2,511,688
Total	67,721,941	26,668,842	18,332,228
(1)	It is mainly composed of Expenses with Interest on Repo Agreements